Bank Loans - Schedule of Short-Term Bank Loans (Details) - Mr. Ma Biu and Ms. Liu Liangping [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term Bank Loans [Line Items]
Total short term bank loans	$ 1,438,626	$ 1,579,807
Buildings, net [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short term bank loans	740,555	842,250
Land Use Right, net [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short term bank loans	$ 698,071	$ 737,557